ORGANIZATION AND PRINCIPAL ACTIVITIES ( (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
VIE arrangements [Line Items]
Accounts Payable, Current	$ 5,501	$ 10,170
Variable Interest Entity [Member]
VIE arrangements [Line Items]
Number of VIEs through which the Company conducts substantially all business	2
Percentage of VIEs revenues to the consolidated net revenues	94.50%	96.60%	98.60%
Percentage of VIEs assets to the consolidated total assets	8.10%	11.70%
Percentage of VIEs liability to the consolidated total liabilities	66.70%	42.30%
VIEs creditors having recourse to general credit of the Company
Number of terms under arrangement with VIEs to provide financial support
Accounts Payable, Current	5,176	9,002
Variable Interest Entity [Member] | Intercompany Eliminations [Member]
VIE arrangements [Line Items]
Accounts Payable, Current	$ 2,264
Variable Interest Entity [Member] | Power of Attorney [Member]
VIE arrangements [Line Items]
Term of agreement	10 years
Variable Interest Entity [Member] | Business Operations Agreement [Member]
VIE arrangements [Line Items]
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Period prior to expiration date during which agreement term should not be extended	3 months
Variable Interest Entity [Member] | Exclusive Equity Option Agreement [Member]
VIE arrangements [Line Items]
Advance written notice period for not extending term of agreement	30 days
Period during which purchase right can be exercised	10 years
Variable Interest Entity [Member] | Exclusive Technical and Consulting Services Agreement [Member]
VIE arrangements [Line Items]
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Variable Interest Entity [Member] | Intellectual Property License Agreement [Member]
VIE arrangements [Line Items]
Automatic extended or renewal term of agreement	5 years
Advance written notice period for not extending term of agreement	30 days
Period for counter party to cure breach of agreement term	30 days
Interval of time during which the agreement will be reviewed	3 months
Variable Interest Entity [Member] | Loan Agreements [Member]
VIE arrangements [Line Items]
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	3 months